As filed with the Securities and Exchange Commission on July 16, 2015.

Registration Nos. 333-89661

811-09645

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 144	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 145	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Convertible Securities Fund, Columbia International Opportunities Fund (formerly known as Columbia Marsico International Opportunities Fund), Columbia International Value Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Marsico 21st Century Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Marsico Growth Fund, Columbia Mid Cap Index Fund, Columbia Mid Cap Value Fund, Columbia Overseas Value Fund, Columbia Select International Equity Fund (formerly known as Columbia Multi-Advisor International Equity Fund), Columbia Select Large Cap Equity Fund, Columbia Small Cap Index Fund and Columbia Small Cap Value Fund II series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS SERIES TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 16th day of July, 2015.

COLUMBIA FUNDS SERIES TRUST

By:	/s/ Christopher O. Petersen
Christopher O. Petersen
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 16th day of July, 2015.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen	President	/s/ William A. Hawkins*	Trustee
Christopher O. Petersen	(Principal Executive Officer)	William A. Hawkins

/s/ Michael G. Clarke	Chief Financial Officer	/s/ R. Glenn Hilliard*	Trustee
Michael G. Clarke	(Principal Financial Officer)	R. Glenn Hilliard

/s/ Joseph F. DiMaria	Chief Accounting Officer	/s/ Catherine James Paglia*	Trustee
Joseph F. DiMaria	(Principal Accounting Officer)	Catherine James Paglia

/s/ William P. Carmichael*	Chair of the Board	/s/ Leroy C. Richie*	Trustee
William P. Carmichael		Leroy C. Richie

/s/ Kathleen A. Blatz*	Trustee	/s/ Anthony M. Santomero*	Trustee
Kathleen A. Blatz		Anthony M. Santomero

/s/ Edward J. Boudreau, Jr.*	Trustee	/s/ Minor M. Shaw*	Trustee
Edward J. Boudreau, Jr.		Minor M. Shaw

/s/ Pamela G. Carlton*	Trustee	/s/ Alison Taunton-Rigby*	Trustee
Pamela G. Carlton		Alison Taunton-Rigby

/s/ Patricia M. Flynn*	Trustee	/s/ William F. Truscott*	Trustee
Patricia M. Flynn		William F. Truscott

*	By:	/s/ Joseph L. D’ Alessandro
	Name:	Joseph L. D’ Alessandro**
Attorney-in-fact

**	Executed by Joseph L. D’ Alessandro pursuant to Trustees Power of Attorney, dated January 28, 2015 and incorporated by reference to Post-effective Amendment No. 140 to Registration Statement No. 333-89661, of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on April 30, 2015.

Exhibit Index

Exhibit No.	Description

EX -101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase